Average Annual Total Returns - AMG TimesSquare International Small Cap Fund	Apr. 24, 2021
Class Z
Average Annual Return:
1 Year	13.90%
5 Years	9.15%
Since Inception	10.53%	[1]
Inception Date	Jan. 02, 2013
Class N
Average Annual Return:
1 Year	13.55%
5 Years	8.89%
Since Inception	10.30%	[1]
Inception Date	Jan. 02, 2013
Class N | After Taxes on Distributions
Average Annual Return:
1 Year	13.55%
5 Years	8.71%
Since Inception	9.75%	[1]
Inception Date	Jan. 02, 2013
Class N | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.02%
5 Years	7.05%
Since Inception	8.22%	[1]
Inception Date	Jan. 02, 2013
Class I
Average Annual Return:
1 Year	13.75%
5 Years
Since Inception	10.30%	[2]
Inception Date	Feb. 24, 2017

[1]	Class Z, Class N and Index performance shown reflects performance since the inception date of the Fund's Class Z and Class N shares on January 2, 2013.
[2]	Class I and Index performance shown reflects performance since the inception date of the Fund's Class I shares on February 24, 2017.